UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21424

Meeder Premier Portfolios Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Premier Portfolios Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 866-633-3371

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1.	Schedule of Investments.

Schedule of Investments

March 31, 2006 (unaudited)

Defensive Equity Portfolio

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 81.8%

Allianz NACM International Fund - I	129,207		2,818,010
American Growth Fund of America - A	123,777		3,986,843
Artisan Mid Cap Value Fund	64,510		1,276,658
First American Mid Cap Growth Opportunities Fund	88,343		3,774,027
Goldman Sachs Structured Large Cap Value Fund - I	202,214		2,766,285
iShares MSCI EAFE Index Fund	33,500		2,174,820
iShares Russell 1000 Growth Index Fund	28,100		1,481,994
iShares Russell 1000 Value Index Fund	56,800		4,152,648
iShares Russell 2000 Growth Index Fund	15,200		1,211,440
iShares Russell 2000 Value Index Fund	3,300		246,642
iShares S&P MidCap 400 Growth Index Fund	12,400		998,200
Transamerica Premier Equity Fund	55,364		1,301,054

Total Registered Investment Companies	(Cost $25,709,929)		26,188,621

U.S. Government Obligations - 1.5%

U.S. Treasury Bills, 4.50%, due 06/08/06*	500,000		495,678

Total U.S. Government Obligations	(Cost $495,925)		495,678

Repurchase Agreements - 16.9%

The Huntington National Bank, 4.45%, 04/03/06, (Collateralized by $5,367,043 FHLB, at 4.00%, due 04/25/07, value - $5,493,616) purchased 03/31/06	5,398,000		5,398,000

Total Repurchase Agreements	(Cost $5,398,000)		5,398,000

Total Investments - 100.2%	(Cost $31,603,854	) (a)	32,082,299

Liabilities less Other Assets - (0.2%)			(67,800)

Total Net Assets - 100.0%			32,014,499

Trustee Deferred Compensation**

Meeder Premier Defensive Equity Portfolio	311		2,917
Meeder Premier Growth Portfolio	801		8,178
Meeder Premier Fixed Income Portfolio	91		873
Meeder Premier Aggressive Growth Portfolio	789		8,269

Total Trustee Deferred Compensation	(Cost $20,808)		20,237

Futures Contracts

	Long Contracts		Unrealized Appreciation/ (Depreciation)($)
Standard & Poors 500 expiring June 2006, notional value $5,864,850	18		(33,800)

Total Futures Contracts			(33,800)

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$564,582
Unrealized depreciation	(86,137)

Net unrealized appreciation (depreciation)	$478,445

#	Represents non-income producing securities.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to the Defensive Equity Portfolio held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2006 (unaudited)

Growth Portfolio

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 91.5%

Allianz NACM International Fund - I	227,574		4,963,391
American Growth Fund of America - A	124,973		4,025,393
First American Mid Cap Growth Opportunities Fund	59,115		2,525,405
Goldman Sachs Mid Cap Value Fund	33,773		1,252,970
Goldman Sachs Structured Large Cap Value Fund - I	258,343		3,534,136
iShares Russell 1000 Value Index Fund	38,400		2,807,424
iShares Russell 2000 Growth Index Fund	15,300		1,219,410
Munder MidCap Core Growth Fund - A	52,213		1,308,469
Transamerica Premier Equity Fund	70,734		1,662,257

Total Registered Investment Companies	(Cost $22,282,890)		23,298,855

U.S. Government Obligations - 3.1%

U.S. Treasury Bills, 4.50%, due 06/08/06*	800,000		793,085

Total U.S. Government Obligations	(Cost $793,450)		793,085

Repurchase Agreements - 5.5%

The Huntington National Bank, 4.45%, 04/03/06, (Collateralized by $1,376,063 FHLB, at 4.00%, due 04/25/07, value - $1,408,515) purchased 03/31/06	1,384,000		1,384,000

Total Repurchase Agreements	(Cost $1,384,000)		1,384,000

Total Investments - 100.1%	(Cost $24,460,340	) (a)	25,475,940

Liabilities less Other Assets - (0.1%)			(37,241)

Total Net Assets - 100.0%			25,438,699

Trustee Deferred Compensation**

Meeder Premier Defensive Equity Portfolio	223		2,092
Meeder Premier Growth Portfolio	575		5,871
Meeder Premier Fixed Income Portfolio	65		623
Meeder Premier Aggressive Growth Portfolio	566		5,932

Total Trustee Deferred Compensation	(Cost $14,921)		14,518

Futures Contracts

	Long Contracts		Unrealized Appreciation/ (Depreciation)($)
Standard & Poors 500 expiring June 2006, notional value $2,280,775	7		23,713

Total Futures Contracts			23,713

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,090,963
Unrealized depreciation	(75,363)

Net unrealized appreciation (depreciation)	$1,015,600

#	Represents non-income producing security.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to the Growth Portfolio held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2006 (unaudited)

Aggressive Growth Portfolio

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 93.7%

Allianz NACM International Fund - I	126,458		2,758,040
Fidelity Advisor Leveraged Company Stock Fund - A	63,867		1,984,337
Gartmore US Growth Leaders Fund - A	325,519		3,336,565
Harding, Loevner Emerging Markets Portfolio	51,165		1,970,869
iShares MSCI Japan Index Fund	65,100		937,440
iShares Russell 1000 Value Index Fund	24,500		1,791,195
iShares Russell 2000 Growth Index Fund	23,500		1,872,950
Munder MidCap Core Growth Fund - A	39,902		999,938
Pioneer Cullen Value Fund - A	98,438		1,801,416
Transamerica Premier Equity Fund	38,681		908,997

Total Registered Investment Companies	(Cost $17,331,532)		18,361,747

U.S. Government Obligations - 2.6%

U.S. Treasury Bills, 4.50%, due 06/08/06*	500,000		495,678

Total U.S. Government Obligations	(Cost $495,925)		495,678

Repurchase Agreements - 3.8%

The Huntington National Bank, 4.45%, 04/03/06, (Collateralized by $749,676 FHLB, at 4.00%, due 04/25/07, value - $767,356) purchased 03/31/06	754,000		754,000

Total Repurchase Agreements	(Cost $754,000)		754,000

Total Investments - 100.1%	(Cost $18,581,457	) (a)	19,611,425

Liabilities less Other Assets - (0.1%)			(20,670)

Total Net Assets - 100.0%			19,590,755

Trustee Deferred Compensation**

Meeder Premier Defensive Equity Portfolio	182		1,707
Meeder Premier Growth Portfolio	467		4,768
Meeder Premier Fixed Income Portfolio	53		508
Meeder Premier Aggressive Growth Portfolio	460		4,821

Total Trustee Deferred Compensation	(Cost $12,131)		11,804

Futures Contracts

	Long Contracts		Unrealized Appreciation/ (Depreciation)($)
Standard & Poors 500 expiring June 2006, notional value $1,303,300	4		13,550

Total Futures Contracts			13,550

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,068,509
Unrealized depreciation	(38,541)

Net unrealized appreciation (depreciation)	$1,029,968

#	Represents non-income producing securities.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to the Aggressive Growth Portfolio held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

March 31, 2006 (unaudited)

Fixed Income Portfolio

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 19.8%

iShares GS$ InvesTop Corporate Bond Fund	10,300		1,085,002

Total Registered Investment Companies	(Cost $1,140,416)		1,085,002

U.S. Government Obligations - 61.6%

Federal Home Loan Bank, 2.60%, due 09/29/06	500,000		493,970
Federal Home Loan Bank, 3.125%, due 05/21/07	600,000		587,043
Fannie Mae, 4.56%, due 05/05/10	200,000		194,567
U.S. Treasury Inflation Protected Security, 3.375%, due 01/15/07	650,884		657,901
U.S. Treasury Notes, 3.625%, due 06/15/10	1,000,000		954,531
U.S. Treasury Notes, 4.25%, due 11/15/13	500,000		480,235

Total U.S. Government Obligations	(Cost $3,400,548)		3,368,247

Repurchase Agreements - 18.4%

The Huntington National Bank, 4.45%, 04/03/06, (Collateralized by $1,002,219 FHLB, at 4.00%, due 04/25/07, value - $1,025,855) purchased 03/31/06	1,008,000		1,008,000

Total Repurchase Agreements	(Cost $1,008,000)		1,008,000

Total Investments - 99.8%	(Cost $5,548,964	) (a)	5,461,249

Other Assets less Liabilities - 0.2%			9,036

Total Net Assets - 100.0%			5,470,285

Trustee Deferred Compensation*

Meeder Premier Defensive Equity Portfolio	92		863
Meeder Premier Growth Portfolio	239		2,440
Meeder Premier Fixed Income Portfolio	27		259
Meeder Premier Aggressive Growth Portfolio	235		2,463

Total Trustee Deferred Compensation	(Cost $6,184)		6,025

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $47,412. Cost for federal income tax purposes of $5,596,376 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(135,127)

Net unrealized appreciation (depreciation)	$(135,127)

#	Represents non-income producing security.

*	Assets of affiliates to the Fixed Income Portfolio held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Premier Portfolios Trust

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 19, 2006

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 19, 2006